INTANGIBLE ASSETS - Impairment of Long-Lived Assets Other than Goodwill (Details) - ConnectM Before Business Combination - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer relationships
INTANGIBLE ASSETS
Asset impairment charges		$ 41,747
Tradename
INTANGIBLE ASSETS
Asset impairment charges		55,569
Noncompetition agreements
INTANGIBLE ASSETS
Asset impairment charges	$ 24,750	$ 1,247